Right-of-use asset and lease liability	9 Months Ended
Sep. 30, 2026
Right-of-use Asset And Lease Liability
Right-of-use asset and lease liability

16.	Right-of-use asset and lease liability

In August 2025, the Company entered into a lease agreement for an office in Switzerland. The monthly rent payable under the terms of the lease was $66,258 (CHF53,280). The lease was for fixed term of five years commencing September 2025. The Company used a discount rate of 9% in determining the present value of the lease payments.

On May 31, 2026, the Company terminated this lease. As a result of the termination of the lease, the Company recorded a gain on termination of the lease of $146,213 in the consolidated statement of income.

Right-of-use asset

Cost:
Balance, December 31, 2025	$3,206,581
Disposal	(3,206,581)
Balance, September 30, 2026	$-

Depreciation:
Balance, December 31, 2025	$207,328
Depreciation charge for the year	262,464
Disposal	(471,659)
Foreign exchange	1,867
Balance, September 30, 2026	$-

Net book value:
As at September 30, 2026	$-

Cost:
Balance, December 31, 2024	$-
Additions	3,208,882
Foreign exchange	(2,301)
Balance, December 31, 2025	$3,206,581

Depreciation:
Balance, December 31, 2024	$-
Depreciation charge for the year	207,328
Disposals	-
Balance, December 31, 2025	$207,328

Net book value:
As at December 31, 2025	$2,999,253

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

16.	Right-of-use asset and lease liability (continued)

Lease liability

Lease liability as at December 31, 2024	$-
Additions	3,208,882
Interest expense	92,080
Lease payments	(198,774)
Lease liability as at December 31, 2025	$3,102,188
Interest expense	106,111
Lease payments	(326,047)
Disposal	(2,882,252)
Lease liability as at September 30, 2026	$-

	September 30, 2026	December 31, 2025
Current lease liability	$-	$553,973
Non-current lease liability	-	2,548,215
Total lease liability	$-	$3,102,188

Future undiscounted minimum lease payments for the lease agreements are as follows:

	September 30, 2026	December 31, 2025
Within one year	$-	$800,652
After one year but not more than five years	-	2,984,620
More than five years	-	-
	$-	$3,785,272